Portfolio of investments—January 31, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 0.05%
Uniti Fiber ABS Issuer LLC Series 2025-1A Class B144A	6.37%	4-20-2055	$140,000	$143,580
Total asset-backed securities (Cost $140,000)				143,580

	Shares
Common stocks: 94.01%
Australia: 1.01%
Fortescue Ltd. (Materials, Metals & mining)	199,856	2,922,565
Brazil: 1.31%
BB Seguridade Participacoes SA (Financials, Insurance)	534,461	3,789,034
Canada: 2.28%
Enbridge, Inc. (Energy, Oil, gas & consumable fuels)	48,146	2,350,284
Power Corp. of Canada (Financials, Insurance)	84,336	4,253,188
		6,603,472
China: 2.76%
China Construction Bank Corp. Class H (Financials, Banks)	2,960,000	2,997,094
Haier Smart Home Co. Ltd. Class H (Consumer discretionary, Household durables)	527,400	1,741,775
Ping An Insurance Group Co. of China Ltd. Class H (Financials, Insurance)	346,500	3,224,556
		7,963,425
France: 4.00%
Bouygues SA (Industrials, Construction & engineering)	67,100	3,627,681
Engie SA (Utilities, Multi-utilities)	173,836	5,172,016
Publicis Groupe SA (Communication services, Media)	27,565	2,751,164
		11,550,861
Germany: 2.84%
Mercedes-Benz Group AG (Consumer discretionary, Automobiles)	37,025	2,536,262
SAP SE (Information technology, Software)	13,923	2,814,858
Siemens AG (Industrials, Industrial conglomerates)	9,374	2,847,869
		8,198,989
Ireland: 1.96%
nVent Electric PLC (Industrials, Electrical equipment)	22,035	2,473,649
Seagate Technology Holdings PLC (Information technology, Technology hardware, storage & peripherals)	7,804	3,181,613
		5,655,262
Israel: 1.07%
Plus500 Ltd. (Financials, Capital markets)	54,002	3,099,100
Italy: 1.13%
Enel SpA (Utilities, Electric utilities)	297,079	3,277,742
See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 1

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Japan: 3.70%
Sanrio Co. Ltd. (Consumer discretionary, Specialty retail)	80,200	$2,464,145
Sompo Holdings, Inc. (Financials, Insurance)	142,700	4,901,739
Sony Group Corp. (Consumer discretionary, Household durables)	148,900	3,323,214
		10,689,098
Netherlands: 2.05%
Aegon Ltd. (Financials, Insurance)	345,702	2,695,518
ING Groep NV (Financials, Banks)	109,365	3,217,559
		5,913,077
Singapore: 1.12%
DBS Group Holdings Ltd. (Financials, Banks)	69,300	3,225,030
South Korea: 1.93%
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	49,953	5,569,999
Spain: 1.57%
Banco Bilbao Vizcaya Argentaria SA (Financials, Banks)	178,544	4,539,615
Switzerland: 0.94%
UBS Group AG (Financials, Capital markets)	57,658	2,714,151
Taiwan: 2.35%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Information technology, Semiconductors & semiconductor equipment)	20,506	6,778,464
United Kingdom: 3.33%
3i Group PLC (Financials, Capital markets)	70,607	3,237,572
Barclays PLC (Financials, Banks)	571,655	3,803,175
Rio Tinto PLC (Materials, Metals & mining)	27,839	2,566,740
		9,607,487
United States: 58.66%
Alphabet, Inc. Class A (Communication services, Interactive media & services)#	30,262	10,228,556
Amazon.com, Inc. (Consumer discretionary, Broadline retail)†#	25,501	6,102,389
Amphenol Corp. Class A (Information technology, Electronic equipment, instruments & components)#	12,605	1,816,128
APA Corp. (Energy, Oil, gas & consumable fuels)#	101,437	2,678,951
Apple, Inc. (Information technology, Technology hardware, storage & peripherals)#	35,398	9,185,073
Arista Networks, Inc. (Information technology, Communications equipment)†#	25,166	3,567,029
Artisan Partners Asset Management, Inc. Class A (Financials, Capital markets)#	48,416	2,155,480
Atlassian Corp. Class A (Information technology, Software)†#	17,212	2,034,114
Booking Holdings, Inc. (Consumer discretionary, Hotels, restaurants & leisure)#	640	3,201,178
Bristol-Myers Squibb Co. (Health care, Pharmaceuticals)#	62,527	3,442,111
Brixmor Property Group, Inc. (Real estate, Retail REITs)#	142,835	3,826,550
See accompanying notes to portfolio of investments
2 | Allspring Global Dividend Opportunity Fund

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
United States(continued)
Broadcom, Inc. (Information technology, Semiconductors & semiconductor equipment)#	17,343	$5,745,736
Cal-Maine Foods, Inc. (Consumer staples, Food products)#	24,124	2,015,078
Carpenter Technology Corp. (Industrials, Aerospace & defense)#	7,382	2,346,221
Citigroup, Inc. (Financials, Banks)#	42,173	4,879,838
Citizens Financial Group, Inc. (Financials, Banks)#	59,667	3,757,828
Crown Holdings, Inc. (Materials, Containers & packaging)#	32,186	3,369,230
Dell Technologies, Inc. Class C (Information technology, Technology hardware, storage & peripherals)#	21,846	2,500,056
Dollar General Corp. (Consumer staples, Consumer staples distribution & retail)#	25,533	3,662,198
Edison International (Utilities, Electric utilities)#	46,509	2,896,581
Eli Lilly & Co. (Health care, Pharmaceuticals)	3,914	4,059,405
Enviva, Inc. (Acquired 12-6-2024, cost $81,126) (Energy, Oil, gas & consumable fuels)†˃	14,868	211,869
Ferguson Enterprises, Inc. (Industrials, Trading companies & distributors)#	11,774	2,972,464
Gap, Inc. (Consumer discretionary, Specialty retail)#	79,779	2,232,216
General Motors Co. (Consumer discretionary, Automobiles)#	35,787	3,006,108
Gilead Sciences, Inc. (Health care, Biotechnology)#	30,118	4,275,250
International Business Machines Corp. (Information technology, IT services)	11,121	3,410,811
KLA Corp. (Information technology, Semiconductors & semiconductor equipment)	2,671	3,814,028
Merck & Co., Inc. (Health care, Pharmaceuticals)	46,074	5,080,580
Meta Platforms, Inc. Class A (Communication services, Interactive media & services)#	5,923	4,243,830
Microsoft Corp. (Information technology, Software)	19,534	8,405,285
ModivCare Topco LLC (Health care, Health care providers & services)†	17,721	97,466
NVIDIA Corp. (Information technology, Semiconductors & semiconductor equipment)	68,816	13,152,802
Omega Healthcare Investors, Inc. (Real estate, Health care REITs)	76,347	3,350,106
Pegasystems, Inc. (Information technology, Software)	43,370	1,894,835
Pfizer, Inc. (Health care, Pharmaceuticals)	113,271	2,994,885
Regeneron Pharmaceuticals, Inc. (Health care, Biotechnology)	4,012	2,974,697
TD SYNNEX Corp. (Information technology, Electronic equipment, instruments & components)	17,985	2,853,680
Tesla, Inc. (Consumer discretionary, Automobiles)†	7,029	3,025,352
U.S. Foods Holding Corp. (Consumer staples, Consumer staples distribution & retail)†	42,929	3,589,723
Valmont Industries, Inc. (Industrials, Construction & engineering)	7,505	3,343,928
VICI Properties, Inc. Class A (Real estate, Specialized REITs)	114,126	3,204,658
Virtu Financial, Inc. Class A (Financials, Capital markets)	64,169	2,663,655
Walmart, Inc. (Consumer staples, Consumer staples distribution & retail)	43,305	5,159,358
		169,427,316
Total common stocks (Cost $183,409,082)		271,524,687
See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 3

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 15.58%
United States: 15.58%
AdaptHealth LLC (Consumer, non-cyclical, Pharmaceuticals)144A	5.13%	3-1-2030	$205,000	$199,076
Adient Global Holdings Ltd. (Consumer, cyclical, Auto parts & equipment)144A	7.50	2-15-2033	230,000	238,819
Adient Global Holdings Ltd. (Consumer, cyclical, Auto parts & equipment)144A	8.25	4-15-2031	40,000	41,911
ADT Security Corp. (Consumer, non-cyclical, Commercial services)144A	5.88	10-15-2033	100,000	101,375
Advance Auto Parts, Inc. (Consumer, cyclical, Retail)144A	7.38	8-1-2033	175,000	177,625
AES Corp. (5 Year Treasury Constant Maturity+2.89%) (Utilities, Electric)±	6.95	7-15-2055	120,000	117,310
AES Corp. (5 Year Treasury Constant Maturity+3.20%) (Utilities, Electric)±	7.60	1-15-2055	145,000	147,020
Aethon United BR LP/Aethon United Finance Corp. (Energy, Oil & gas)144A	7.50	10-1-2029	115,000	121,014
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC (Consumer, non-cyclical, Food)144A	5.88	2-15-2028	160,000	160,047
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (Financial, Insurance)144A	7.38	10-1-2032	425,000	439,967
Allied Universal Holdco LLC (Consumer, non-cyclical, Commercial services)144A	7.88	2-15-2031	185,000	194,698
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (Consumer, cyclical, Airlines)144A	5.50	4-20-2026	7,083	7,088
American Axle & Manufacturing, Inc. (Consumer, cyclical, Auto parts & equipment)	5.00	10-1-2029	150,000	146,346
American Axle & Manufacturing, Inc. (Consumer, cyclical, Auto parts & equipment)144A	7.75	10-15-2033	105,000	108,016
AmWINS Group, Inc. (Financial, Insurance)144A	6.38	2-15-2029	130,000	133,391
Antero Midstream Partners LP/Antero Midstream Finance Corp. (Energy, Pipelines)144A	5.75	10-15-2033	120,000	121,309
Arches Buyer, Inc. (Communications, Internet)144A	4.25	6-1-2028	105,000	103,267
Arches Buyer, Inc. (Communications, Internet)144A	6.13	12-1-2028	145,000	141,773
Archrock Partners LP/Archrock Partners Finance Corp. (Energy, Oil & gas services)144A	6.63	9-1-2032	205,000	212,502
Ashton Woods USA LLC/Ashton Woods Finance Co. (Consumer, cyclical, Home builders)144A	6.88	8-1-2033	200,000	201,784
Asurion LLC & Asurion Co-Issuer, Inc. (Financial, Insurance)144A	8.00	12-31-2032	85,000	88,808
Asurion LLC & Asurion Co-Issuer, Inc. (Financial, Insurance)144A	8.38	2-1-2034	235,000	237,576
AthenaHealth Group, Inc. (Technology, Software)144A	6.50	2-15-2030	175,000	169,723
Azorra Finance Ltd. (Financial, Diversified financial services)144A	7.25	1-15-2031	140,000	146,627
Beach Acquisition Bidco LLC (PIK at 10.75%) (Consumer, cyclical, Apparel)144A¥	10.00	7-15-2033	173,918	191,369
Blackstone Mortgage Trust, Inc. (Financial, REITs)144A	7.75	12-1-2029	185,000	198,305
Block, Inc. (Consumer, non-cyclical, Commercial services)	6.50	5-15-2032	250,000	259,738
Brandywine Operating Partnership LP (Financial, REITs)	6.13	1-15-2031	100,000	96,890
Brandywine Operating Partnership LP (Financial, REITs)	8.88	4-12-2029	135,000	145,048
Bristow Group, Inc. (Energy, Oil & gas services)144A	6.75	2-1-2033	240,000	242,812
Bristow Group, Inc. (Energy, Oil & gas services)144A	6.88	3-1-2028	350,000	350,371
See accompanying notes to portfolio of investments
4 | Allspring Global Dividend Opportunity Fund

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States(continued)
Buckeye Partners LP (Energy, Pipelines)144A	6.88%	7-1-2029	$90,000	$93,567
Cablevision Lightpath LLC (Communications, Internet)144A	5.63	9-15-2028	190,000	189,946
California Resources Corp. (Energy, Oil & gas)144A	7.00	1-15-2034	85,000	85,738
California Resources Corp. (Energy, Oil & gas)144A	8.25	6-15-2029	250,000	262,945
Camelot Return Merger Sub, Inc. (Industrial, Building materials)144A	8.75	8-1-2028	210,000	163,244
Carvana Co. (Consumer, cyclical, Retail)144A	9.00	6-1-2030	395,000	411,865
Carvana Co. (Consumer, cyclical, Retail)144A	9.00	6-1-2031	145,000	159,510
Caturus Energy LLC (Energy, Oil & gas)144A	8.50	2-15-2030	55,000	57,345
CCO Holdings LLC/CCO Holdings Capital Corp. (Communications, Media)144A	4.25	1-15-2034	350,000	295,642
CCO Holdings LLC/CCO Holdings Capital Corp. (Communications, Media)144A	4.50	8-15-2030	825,000	775,369
CCO Holdings LLC/CCO Holdings Capital Corp. (Communications, Media)	4.50	5-1-2032	105,000	94,226
Celanese U.S. Holdings LLC (Basic materials, Chemicals)	6.50	4-15-2030	255,000	259,440
Celanese U.S. Holdings LLC (Basic materials, Chemicals)	7.38	7-15-2032	115,000	119,978
Central Garden & Pet Co. (Consumer, cyclical, Housewares)	4.13	10-15-2030	125,000	120,016
Central Parent, Inc./CDK Global, Inc. (Technology, Software)144A	7.25	6-15-2029	70,000	53,641
Century Communities, Inc. (Consumer, cyclical, Home builders)144A	6.63	9-15-2033	145,000	146,852
Chart Industries, Inc. (Industrial, Machinery-diversified)144A	7.50	1-1-2030	115,000	119,653
Chart Industries, Inc. (Industrial, Machinery-diversified)144A	9.50	1-1-2031	135,000	142,129
Chemours Co. (Basic materials, Chemicals)144A	8.00	1-15-2033	245,000	245,645
CHS/Community Health Systems, Inc. (Consumer, non-cyclical, Healthcare-services)144A	5.25	5-15-2030	130,000	122,579
CHS/Community Health Systems, Inc. (Consumer, non-cyclical, Healthcare-services)144A	6.00	1-15-2029	150,000	149,595
CHS/Community Health Systems, Inc. (Consumer, non-cyclical, Healthcare-services)144A	6.88	4-15-2029	155,000	142,530
CHS/Community Health Systems, Inc. (Consumer, non-cyclical, Healthcare-services)144A	10.88	1-15-2032	112,000	120,572
Churchill Downs, Inc. (Consumer, cyclical, Entertainment)144A	6.75	5-1-2031	210,000	216,370
Cinemark USA, Inc. (Consumer, cyclical, Entertainment)144A	7.00	8-1-2032	445,000	460,453
Cipher Compute LLC (Communications, Telecommunications)144A	7.13	11-15-2030	40,000	41,216
Citigroup, Inc. Series HH (5 Year Treasury Constant Maturity+3.00%) (Financial, Banks)ʊ±	6.63	2-15-2031	290,000	295,299
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%) (Financial, Banks)ʊ±	3.88	2-18-2026	235,000	234,621
Clean Harbors, Inc. (Industrial, Environmental control)144A	6.38	2-1-2031	165,000	168,950
Clear Channel Outdoor Holdings, Inc. (Communications, Advertising)144A	7.13	2-15-2031	355,000	370,195
Clear Channel Outdoor Holdings, Inc. (Communications, Advertising)144A	7.50	3-15-2033	20,000	21,251
Cleveland-Cliffs, Inc. (Basic materials, Iron/steel)144A	7.00	3-15-2032	255,000	261,690
Cloud Software Group, Inc. (Technology, Software)144A	8.25	6-30-2032	335,000	340,723
Cloud Software Group, Inc. (Technology, Software)144A	9.00	9-30-2029	535,000	540,228
Clydesdale Acquisition Holdings, Inc. (Industrial, Packaging & containers)144A	6.88	1-15-2030	75,000	75,975
Clydesdale Acquisition Holdings, Inc. (Industrial, Packaging & containers)144A	8.75	4-15-2030	270,000	270,193
See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 5

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States(continued)
Concentra Health Services, Inc. (Consumer, non-cyclical, Healthcare- services)144A	6.88%	7-15-2032	$215,000	$225,106
CoreCivic, Inc. (Consumer, non-cyclical, Commercial services)	8.25	4-15-2029	390,000	408,489
CoreWeave, Inc. (Technology, Software)144A	9.00	2-1-2031	250,000	243,065
CP Atlas Buyer, Inc. (Industrial, Building materials)144A	9.75	7-15-2030	150,000	156,019
CQP Holdco LP/BIP-V Chinook Holdco LLC (Energy, Pipelines)144A	5.50	6-15-2031	75,000	74,582
CQP Holdco LP/BIP-V Chinook Holdco LLC (Energy, Pipelines)144A	7.50	12-15-2033	335,000	360,121
CSC Holdings LLC (Communications, Media)144A	3.38	2-15-2031	205,000	122,191
CSC Holdings LLC (Communications, Media)144A	5.50	4-15-2027	250,000	220,661
CSC Holdings LLC (Communications, Media)144A	5.75	1-15-2030	120,000	47,167
CSC Holdings LLC (Communications, Media)144A	11.25	5-15-2028	165,000	132,245
DaVita, Inc. (Consumer, non-cyclical, Healthcare-services)144A	6.88	9-1-2032	495,000	509,871
Diebold Nixdorf, Inc. (Technology, Computers)144A	7.75	3-31-2030	215,000	227,701
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc. (Communications, Media)144A	5.88	8-15-2027	60,000	60,292
DISH DBS Corp. (Communications, Media)144A	5.75	12-1-2028	110,000	106,450
DISH Network Corp. (Communications, Media)144A	11.75	11-15-2027	380,000	393,284
Duke Energy Corp. (5 Year Treasury Constant Maturity+2.59%) (Utilities, Electric)±	6.45	9-1-2054	275,000	287,714
EchoStar Corp. (PIK at 6.75%) (Communications, Telecommunications)¥	6.75	11-30-2030	622,275	633,313
Edison International (5 Year Treasury Constant Maturity+3.86%) (Utilities, Electric)±	8.13	6-15-2053	165,000	170,755
Ellucian Holdings, Inc. (Technology, Software)144A	6.50	12-1-2029	220,000	216,492
EMRLD Borrower LP/Emerald Co-Issuer, Inc. (Industrial, Building materials)144A	6.63	12-15-2030	280,000	289,822
Encore Capital Group, Inc. (Financial, Diversified financial services)144A	9.25	4-1-2029	200,000	209,693
Endo Finance Holdings LP (Consumer, non-cyclical, Pharmaceuticals)144A	8.50	4-15-2031	285,000	301,561
Energizer Holdings, Inc. (Industrial, Electrical components & equipment)144A	4.38	3-31-2029	225,000	216,108
Entegris, Inc. (Industrial, Miscellaneous manufacturing)144A	5.95	6-15-2030	135,000	137,753
Enviva Partners LP/Enviva Partners Finance Corp. (Energy, Energy- alternate sources)144A♦†	6.50	1-15-2026	710,000	0
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%) (Utilities, Electric)±	7.63	12-15-2054	245,000	257,688
Excelerate Energy LP (Energy, Pipelines)144A	8.00	5-15-2030	215,000	229,917
EZCORP, Inc. (Financial, Diversified financial services)144A	7.38	4-1-2032	140,000	149,138
FirstCash, Inc. (Consumer, cyclical, Retail)144A	4.63	9-1-2028	100,000	99,269
FirstCash, Inc. (Consumer, cyclical, Retail)144A	6.88	3-1-2032	315,000	327,443
FTAI Aviation Investors LLC (Industrial, Trucking & leasing)144A	5.50	5-1-2028	245,000	245,235
FTAI Aviation Investors LLC (Industrial, Trucking & leasing)144A	7.00	5-1-2031	250,000	263,042
FTAI Aviation Investors LLC (Industrial, Trucking & leasing)144A	7.00	6-15-2032	95,000	99,982
Genesee & Wyoming, Inc. (Industrial, Transportation)144A	6.25	4-15-2032	200,000	205,894
Genting New York LLC/GENNY Capital, Inc. (Consumer, cyclical, Lodging)144A	7.25	10-1-2029	200,000	206,699
GEO Group, Inc. (Consumer, non-cyclical, Commercial services)	8.63	4-15-2029	275,000	287,577
GEO Group, Inc. (Consumer, non-cyclical, Commercial services)	10.25	4-15-2031	250,000	272,780
See accompanying notes to portfolio of investments
6 | Allspring Global Dividend Opportunity Fund

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States(continued)
Gray Media, Inc. (Communications, Media)144A	9.63%	7-15-2032	$175,000	$180,417
HA Sustainable Infrastructure Capital, Inc. (5 Year Treasury Constant Maturity+4.30%) (Financial, Investment Companies)±	8.00	6-1-2056	140,000	146,860
Harvest Midstream I LP (Energy, Pipelines)144A	7.50	9-1-2028	215,000	217,955
Herc Holdings, Inc. (Consumer, non-cyclical, Commercial services)144A	7.00	6-15-2030	250,000	262,391
Herc Holdings, Inc. (Consumer, non-cyclical, Commercial services)144A	7.25	6-15-2033	130,000	137,580
Hess Midstream Operations LP (Energy, Pipelines)144A	5.50	10-15-2030	85,000	85,897
Hess Midstream Operations LP (Energy, Pipelines)144A	6.50	6-1-2029	45,000	46,575
Hilcorp Energy I LP/Hilcorp Finance Co. (Energy, Oil & gas)144A	6.00	2-1-2031	160,000	154,517
Hilton Domestic Operating Co., Inc. (Consumer, cyclical, Lodging)144A	6.13	4-1-2032	170,000	175,598
HUB International Ltd. (Financial, Insurance)144A	5.63	12-1-2029	105,000	104,890
HUB International Ltd. (Financial, Insurance)144A	7.25	6-15-2030	35,000	36,517
HUB International Ltd. (Financial, Insurance)144A	7.38	1-31-2032	250,000	261,877
Insight Enterprises, Inc. (Technology, Computers)144A	6.63	5-15-2032	120,000	122,844
IQVIA, Inc. (Consumer, non-cyclical, Healthcare-services)144A	6.25	6-1-2032	80,000	83,116
Iron Mountain, Inc. (Financial, REITs)144A	4.50	2-15-2031	230,000	219,792
Iron Mountain, Inc. (Financial, REITs)144A	5.25	7-15-2030	385,000	381,226
Jane Street Group/JSG Finance, Inc. (Financial, Diversified financial services)144A	6.13	11-1-2032	120,000	122,221
Jane Street Group/JSG Finance, Inc. (Financial, Diversified financial services)144A	6.75	5-1-2033	95,000	98,813
Jane Street Group/JSG Finance, Inc. (Financial, Diversified financial services)144A	7.13	4-30-2031	205,000	215,540
Jefferson Capital Holdings LLC (Financial, Diversified financial services)144A	8.25	5-15-2030	85,000	89,559
Jefferson Capital Holdings LLC (Financial, Diversified financial services)144A	9.50	2-15-2029	125,000	131,159
JetBlue Airways Corp./JetBlue Loyalty LP (Consumer, cyclical, Airlines)144A	9.88	9-20-2031	200,000	200,873
K Hovnanian Enterprises, Inc. (Consumer, cyclical, Home builders)144A	8.38	10-1-2033	115,000	117,529
Kinetik Holdings LP (Energy, Pipelines)144A	5.88	6-15-2030	200,000	202,387
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. (Financial, REITs)144A	7.00	7-15-2031	265,000	281,134
Lamb Weston Holdings, Inc. (Consumer, non-cyclical, Food)144A	4.38	1-31-2032	150,000	142,907
Level 3 Financing, Inc. (Communications, Telecommunications)144A	3.63	1-15-2029	160,000	148,419
Level 3 Financing, Inc. (Communications, Telecommunications)144A	6.88	6-30-2033	190,000	195,793
Level 3 Financing, Inc. (Communications, Telecommunications)144A	8.50	1-15-2036	210,000	214,984
LGI Homes, Inc. (Consumer, cyclical, Home builders)144A	8.75	12-15-2028	165,000	171,952
Lithia Motors, Inc. (Consumer, cyclical, Retail)144A	4.38	1-15-2031	175,000	168,449
Lumen Technologies, Inc. (Communications, Telecommunications)144A	10.00	10-15-2032	177,750	177,750
Macy’s Retail Holdings LLC (Consumer, cyclical, Retail)144A	6.13	3-15-2032	165,000	166,773
Match Group Holdings II LLC (Communications, Internet)144A	5.63	2-15-2029	190,000	189,988
Match Group Holdings II LLC (Communications, Internet)144A	6.13	9-15-2033	160,000	160,594
See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 7

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States(continued)
Mauser Packaging Solutions Holding Co. (U.S. SOFR 1 Month+3.50%) (Industrial, Packaging & containers)±	7.23%	4-15-2030	$145,000	$141,246
MetLife, Inc. Series G (5 Year Treasury Constant Maturity+2.08%) (Financial, Insurance)±	6.35	3-15-2055	125,000	131,283
Michaels Cos., Inc. (Consumer, cyclical, Retail)144A	7.88	5-1-2029	150,000	146,146
Molina Healthcare, Inc. (Consumer, non-cyclical, Healthcare- services)144A	6.25	1-15-2033	130,000	130,917
MPH Acquisition Holdings LLC (Consumer, non-cyclical, Healthcare- services)144A	5.75	12-31-2030	81,372	69,573
MPH Acquisition Holdings LLC (PIK at 0.75%) (Consumer, non-cyclical, Healthcare-services)144A¥	6.75	3-31-2031	74,742	62,783
MPH Acquisition Holdings LLC (PIK at 5.00%) (Consumer, non-cyclical, Healthcare-services)144A¥	11.50	12-31-2030	99,530	104,507
Nabors Industries, Inc. (Energy, Oil & gas)144A	9.13	1-31-2030	180,000	190,085
Navient Corp. (Financial, Diversified financial services)	11.50	3-15-2031	175,000	190,360
NCL Corp. Ltd. (Consumer, cyclical, Leisure time)144A	6.25	9-15-2033	200,000	201,105
NCL Corp. Ltd. (Consumer, cyclical, Leisure time)144A	6.75	2-1-2032	105,000	107,605
NCL Corp. Ltd. (Consumer, cyclical, Leisure time)144A	7.75	2-15-2029	80,000	85,495
Newell Brands, Inc. (Consumer, cyclical, Housewares)	6.38	5-15-2030	165,000	163,091
Newell Brands, Inc. (Consumer, cyclical, Housewares)144A	8.50	6-1-2028	200,000	209,689
Nissan Motor Acceptance Co. LLC (Consumer, cyclical, Auto manufacturers)144A	7.05	9-15-2028	50,000	51,844
Oceaneering International, Inc. (Energy, Oil & gas services)	6.00	2-1-2028	135,000	137,171
OneMain Finance Corp. (Financial, Diversified financial services)	7.88	3-15-2030	255,000	268,990
Outfront Media Capital LLC/Outfront Media Capital Corp. (Communications, Advertising)144A	4.63	3-15-2030	150,000	146,469
Outfront Media Capital LLC/Outfront Media Capital Corp. (Communications, Advertising)144A	7.38	2-15-2031	225,000	236,962
Paramount Global (U.S. SOFR 3 Month+3.90%) (Communications, Media)±	6.25	2-28-2057	185,000	168,119
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer (Financial, REITs)144A	5.88	10-1-2028	140,000	140,001
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer (Financial, REITs)144A	7.00	2-1-2030	135,000	139,086
Pattern Energy Operations LP/Pattern Energy Operations, Inc. (Utilities, Electric)144A	4.50	8-15-2028	325,000	321,871
Pediatrix Medical Group, Inc. (Consumer, non-cyclical, Healthcare- services)144A	5.38	2-15-2030	155,000	154,989
Performance Food Group, Inc. (Consumer, non-cyclical, Food)144A	6.13	9-15-2032	130,000	133,518
Petco Health & Wellness Co., Inc. (Consumer, cyclical, Retail)144A%%	8.25	2-1-2031	45,000	45,118
PetSmart LLC/PetSmart Finance Corp. (Consumer, cyclical, Retail)144A	7.50	9-15-2032	195,000	199,965
PetSmart LLC/PetSmart Finance Corp. (Consumer, cyclical, Retail)144A	10.00	9-15-2033	155,000	161,287
PG&E Corp. (Utilities, Electric)	5.25	7-1-2030	300,000	298,182
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%) (Utilities, Electric)±	7.38	3-15-2055	280,000	288,974
PNC Financial Services Group, Inc. Series U (5 Year Treasury Constant Maturity+3.00%) (Financial, Banks)ʊ±	6.00	5-15-2027	290,000	291,861
See accompanying notes to portfolio of investments
8 | Allspring Global Dividend Opportunity Fund

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States(continued)
PRA Group, Inc. (Financial, Diversified financial services)144A	5.00%	10-1-2029	$135,000	$123,677
Prairie Acquiror LP (Energy, Pipelines)144A	9.00	8-1-2029	200,000	207,440
Provident Funding Associates LP/PFG Finance Corp. (Financial, Diversified financial services)144A	9.75	9-15-2029	135,000	141,602
Quikrete Holdings, Inc. (Industrial, Building materials)144A	6.38	3-1-2032	65,000	67,411
Quikrete Holdings, Inc. (Industrial, Building materials)144A	6.75	3-1-2033	170,000	176,608
QXO Building Products, Inc. (Consumer, cyclical, Retail)144A	6.75	4-30-2032	180,000	185,486
Radiology Partners, Inc. (Consumer, non-cyclical, Healthcare- services)144A	8.50	7-15-2032	200,000	209,994
RB Global Holdings, Inc. (Consumer, cyclical, Distribution/wholesale)144A	7.75	3-15-2031	50,000	52,119
RHP Hotel Properties LP/RHP Finance Corp. (Financial, REITs)144A	6.50	6-15-2033	145,000	150,306
Rocket Cos., Inc. (Financial, Diversified financial services)144A	6.13	8-1-2030	100,000	102,381
Rocket Cos., Inc. (Financial, Diversified financial services)144A	6.50	8-1-2029	100,000	102,862
Rocket Cos., Inc. (Financial, Diversified financial services)144A	7.13	2-1-2032	200,000	208,997
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (Financial, Diversified financial services)144A	4.00	10-15-2033	120,000	110,188
Rocket Software, Inc. (Technology, Software)144A	6.50	2-15-2029	60,000	53,465
Rocket Software, Inc. (Technology, Software)144A	9.00	11-28-2028	225,000	224,438
Rockies Express Pipeline LLC (Energy, Pipelines)144A	6.75	3-15-2033	85,000	89,657
Sabre Financial Borrower LLC (Consumer, non-cyclical, Commercial services)144A	11.13	6-15-2029	200,000	202,272
Sally Holdings LLC/Sally Capital, Inc. (Consumer, cyclical, Retail)	6.75	3-1-2032	100,000	103,651
SCIH Salt Holdings, Inc. (Basic materials, Chemicals)144A	6.63	5-1-2029	230,000	229,887
Sempra (5 Year Treasury Constant Maturity+2.87%) (Utilities, Electric)±	4.13	4-1-2052	145,000	143,656
Sensata Technologies, Inc. (Industrial, Electronics)144A	6.63	7-15-2032	30,000	31,339
Service Corp. International (Consumer, non-cyclical, Commercial services)	5.75	10-15-2032	275,000	279,362
SESI LLC (Energy, Oil & gas services)144A	7.88	9-30-2030	140,000	141,166
Sirius XM Radio LLC (Communications, Media)144A	4.13	7-1-2030	310,000	292,336
Six Flags Entertainment Corp. (Consumer, cyclical, Entertainment)144A	7.25	5-15-2031	60,000	59,212
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC (Consumer, cyclical, Entertainment)144A	8.63	1-15-2032	130,000	132,659
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co. (Consumer, cyclical, Entertainment)144A	6.63	5-1-2032	255,000	260,570
SM Energy Co. (Energy, Oil & gas)144A	9.63	6-15-2033	140,000	153,116
Sonic Automotive, Inc. (Consumer, cyclical, Retail)144A	4.63	11-15-2029	75,000	73,705
Sonic Automotive, Inc. (Consumer, cyclical, Retail)144A	4.88	11-15-2031	175,000	168,737
Sotheby’s/BidFair Holdings, Inc. (Consumer, non-cyclical, Commercial services)144A	5.88	6-1-2029	350,000	335,616
SS&C Technologies, Inc. (Technology, Software)144A	6.50	6-1-2032	275,000	283,917
Standard Building Solutions, Inc. (Industrial, Building materials)144A	6.25	8-1-2033	120,000	122,659
Star Parent, Inc. (Consumer, non-cyclical, Healthcare-services)144A	9.00	10-1-2030	310,000	327,196
Starwood Property Trust, Inc. (Financial, REITs)144A	6.50	7-1-2030	245,000	255,134
Surgery Center Holdings, Inc. (Consumer, non-cyclical, Healthcare- services)144A	7.25	4-15-2032	155,000	156,056
See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 9

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States(continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (Energy, Pipelines)144A	6.00%	12-31-2030	$275,000	$279,063
Tenet Healthcare Corp. (Consumer, non-cyclical, Healthcare-services)	6.75	5-15-2031	400,000	415,461
TerraForm Power Operating LLC (Energy, Energy-alternate sources)144A	5.00	1-31-2028	195,000	195,219
TransDigm, Inc. (Industrial, Aerospace/defense)144A	6.63	3-1-2032	580,000	599,704
Tri Pointe Homes, Inc. (Consumer, cyclical, Home builders)	5.70	6-15-2028	60,000	60,648
U.S. Foods, Inc. (Consumer, non-cyclical, Food)144A	5.75	4-15-2033	280,000	284,841
United Wholesale Mortgage LLC (Financial, Diversified financial services)144A	5.50	4-15-2029	325,000	321,101
United Wholesale Mortgage LLC (Financial, Diversified financial services)144A	6.25	3-15-2031	85,000	84,463
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC (Financial, REITs)144A	6.00	1-15-2030	70,000	66,670
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC (Communications, Telecommunications)144A	8.63	6-15-2032	80,000	80,774
USA Compression Partners LP/USA Compression Finance Corp. (Energy, Oil & gas services)144A	6.25	10-1-2033	40,000	40,520
Venture Global LNG, Inc. (Energy, Pipelines)144A	8.38	6-1-2031	165,000	168,764
Venture Global LNG, Inc. (Energy, Pipelines)144A	9.88	2-1-2032	185,000	195,600
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%) (Energy, Pipelines)144Aʊ±	9.00	9-30-2029	305,000	268,316
Venture Global Plaquemines LNG LLC (Energy, Pipelines)144A	7.50	5-1-2033	330,000	361,801
Veritiv Operating Co. (Consumer, non-cyclical, Commercial services)144A	10.50	11-30-2030	185,000	198,088
Viking Cruises Ltd. (Consumer, cyclical, Leisure time)144A	5.88	10-15-2033	65,000	65,896
Viking Cruises Ltd. (Consumer, cyclical, Leisure time)144A	7.00	2-15-2029	150,000	150,605
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%) (Utilities, Electric)144Aʊ±	7.00	12-15-2026	135,000	137,042
Vistra Corp. Series C (5 Year Treasury Constant Maturity+5.05%) (Utilities, Electric)144Aʊ±	8.88	1-15-2029	300,000	329,391
Vistra Operations Co. LLC (Utilities, Electric)144A	7.75	10-15-2031	170,000	179,881
Vornado Realty LP (Financial, REITs)	5.75	2-1-2033	155,000	156,772
WarnerMedia Holdings, Inc. (Consumer, cyclical, Entertainment)	4.05	3-15-2029	180,000	174,608
WarnerMedia Holdings, Inc. (Consumer, cyclical, Entertainment)	5.05	3-15-2042	145,000	101,863
Wayfair LLC (Communications, Internet)144A	6.75	11-15-2032	175,000	180,875
Wells Fargo & Co. (5 Year Treasury Constant Maturity+2.77%) (Financial, Banks)ʊ±	6.85	9-15-2029	280,000	292,836
WESCO Distribution, Inc. (Industrial, Electrical components & equipment)144A	6.63	3-15-2032	295,000	308,244
Whirlpool Corp. (Consumer, cyclical, Home furnishings)	6.13	6-15-2030	170,000	170,443
Windstream Services LLC/Windstream Escrow Finance Corp. (Communications, Telecommunications)144A	8.25	10-1-2031	225,000	235,693
XPLR Infrastructure Operating Partners LP (Utilities, Electric)144A	7.25	1-15-2029	260,000	268,290
Zebra Technologies Corp. (Technology, Office/business equipment)144A	6.50	6-1-2032	200,000	206,007
See accompanying notes to portfolio of investments
10 | Allspring Global Dividend Opportunity Fund

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States(continued)
ZF North America Capital, Inc. (Consumer, cyclical, Auto parts & equipment)144A	6.88%	4-23-2032	$140,000	$139,603
ZF North America Capital, Inc. (Consumer, cyclical, Auto parts & equipment)144A	7.50	3-24-2031	115,000	117,874
Total corporate bonds and notes (Cost $44,021,647)				44,994,916
Loans: 0.69%
American Greetings Corp. (U.S. SOFR 1 Month+5.75%) (Consumer, cyclical, Housewares)±	9.42	10-30-2029	199,291	197,049
Asurion LLC (U.S. SOFR 1 Month+4.25%) (Financial, Insurance)±	7.92	9-19-2030	83,918	83,977
Bausch & Lomb Corp. (U.S. SOFR 1 Month+3.75%) (Consumer, non- cyclical, Healthcare-products)±	7.42	1-15-2031	109,450	110,134
Connect Finco Sarl (U.S. SOFR 1 Month+4.50%) (Communications, Telecommunications)±	8.17	9-27-2029	139,291	138,630
DIRECTV Financing LLC (U.S. SOFR 3 Month+5.25%) (Communications, Media)±	9.18	8-2-2029	175,714	175,714
EW Scripps Co. (U.S. SOFR 1 Month+5.75%) (Communications, Media)±	9.54	6-30-2028	74,849	75,442
Hertz Corp. (U.S. SOFR 1 Month+3.50%) (Consumer, non-cyclical, Commercial services)±	7.29	6-30-2028	153,656	130,608
Lumen Technologies, Inc. (U.S. SOFR 1 Month+2.35%) (Communications, Telecommunications)±	6.14	4-15-2030	188,551	187,938
McAfee Corp. (U.S. SOFR 1 Month+3.00%) (Technology, Computers)±	6.67	3-1-2029	133,650	117,946
Michaels Cos., Inc. (U.S. SOFR 3 Month+4.25%) (Consumer, cyclical, Retail)±	8.18	4-17-2028	114,700	113,515
ModivCare Buyer LLC (U.S. SOFR 3 Month+5.00%) (Consumer, non- cyclical, Healthcare-services)±	8.69	12-30-2032	131,110	120,785
MPH Acquisition Holdings LLC (U.S. SOFR 3 Month+3.75%) (Consumer, non-cyclical, Healthcare-services)±	7.42	12-31-2030	19,556	19,483
Owens-Illinois, Inc. (U.S. SOFR 1 Month+3.00%) (Industrial, Packaging & containers)±	6.67	9-30-2032	150,000	150,141
Petco Health & Wellness Co., Inc. (U.S. SOFR 1 Month+4.25%) (Consumer, cyclical, Retail)±	7.92	1-22-2031	165,000	161,081
Prairie Acquiror LP (U.S. SOFR 1 Month+3.75%) (Energy, Pipelines)±	7.42	8-1-2029	78,608	78,592
Rocket Software, Inc. (U.S. SOFR 1 Month+3.75%) (Technology, Software)±	7.42	11-28-2028	54,042	51,509
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%) (Consumer, cyclical, Airlines)±	7.41	4-1-2031	74,250	74,343
Total loans (Cost $2,017,209)				1,986,887

	Dividend rate	Shares
Preferred stocks: 1.43%
Brazil: 1.23%
Petroleo Brasileiro SA (Energy, Oil, gas & consumable fuels)	0.06	492,754	3,535,488
See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 11

Portfolio of investments—January 31, 2026 (unaudited)

	Dividend rate	Shares	Value
United States: 0.20%
CoBank ACB (U.S. SOFR 3 Month+1.44%) (Financials, Banks)144A†±	5.09	750	$588,750
Total preferred stocks (Cost $4,038,519)			4,124,238

	Interest rate	Maturity date	Principal
Yankee corporate bonds and notes: 3.01%
Canada: 0.92%
1261229 BC Ltd. (Consumer, non-cyclical, Pharmaceuticals)144A	10.00%	4-15-2032	$410,000	420,765
Air Canada Pass-Through Trust Series 2020-1 Class C (Consumer, cyclical, Airlines)144A	10.50	7-15-2026	250,000	256,577
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%) (Utilities, Electric)±	4.75	1-18-2082	280,000	277,968
Bausch & Lomb Corp. (Consumer, non-cyclical, Healthcare- products)144A	8.38	10-1-2028	225,000	234,562
Bausch Health Cos., Inc. (Consumer, non-cyclical, Pharmaceuticals)144A	6.25	2-15-2029	105,000	83,071
Enbridge, Inc. (5 Year Treasury Constant Maturity+3.71%) (Energy, Pipelines)±	7.38	1-15-2083	325,000	334,738
goeasy Ltd. (Financial, Diversified financial services)144A	7.63	7-1-2029	225,000	222,789
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%) (Communications, Telecommunications)±	7.13	4-15-2055	440,000	461,405
Saturn Oil & Gas, Inc. (Energy, Oil & gas)144A	9.63	6-15-2029	81,000	82,867
TELUS Corp. (5 Year Treasury Constant Maturity+2.52%) (Communications, Telecommunications)±	6.63	6-9-2056	55,000	55,246
TELUS Corp. (5 Year Treasury Constant Maturity+2.77%) (Communications, Telecommunications)±	6.63	10-15-2055	235,000	240,341
				2,670,329
France: 0.30%
Banijay Entertainment SASU (Consumer, cyclical, Entertainment)144A	8.13	5-1-2029	225,000	233,789
BNP Paribas SA (5 Year Treasury Constant Maturity+2.85%) (Financial, Banks)144Aʊ±	6.88	12-15-2033	175,000	176,584
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%) (Financial, Banks)144Aʊ±	8.00	8-22-2031	215,000	234,223
Opal Bidco SAS (Consumer, non-cyclical, Cosmetics/Personal Care)144A	6.50	3-31-2032	225,000	229,595
				874,191
Ireland: 0.21%
GGAM Finance Ltd. (Financial, Diversified financial services)144A	5.88	3-15-2030	275,000	279,208
Perrigo Finance Unlimited Co. (Consumer, non-cyclical, Cosmetics/Personal Care)	6.13	9-30-2032	325,000	319,646
				598,854
Japan: 0.24%
Kioxia Holdings Corp. (Technology, Semiconductors)144A	6.63	7-24-2033	140,000	146,189
See accompanying notes to portfolio of investments
12 | Allspring Global Dividend Opportunity Fund

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Japan(continued)
Nissan Motor Co. Ltd. (Consumer, cyclical, Auto manufacturers)144A	8.13%	7-17-2035	$190,000	$202,905
Rakuten Group, Inc. (Communications, Internet)144A	9.75	4-15-2029	315,000	352,912
				702,006
Liberia: 0.02%
Royal Caribbean Cruises Ltd. (Consumer, cyclical, Leisure time)144A	5.63	9-30-2031	60,000	61,681
Luxembourg: 0.13%
Froneri Lux Finco Sarl (Consumer, non-cyclical, Food)144A	6.00	8-1-2032	170,000	172,146
Telecom Italia Capital SA (Communications, Telecommunications)	7.20	7-18-2036	190,000	205,982
				378,128
Mexico: 0.03%
Borr IHC Ltd./Borr Finance LLC (Energy, Oil & gas)144A	10.00	11-15-2028	81,098	83,220
Netherlands: 0.41%
Sensata Technologies BV (Industrial, Electronics)144A	5.88	9-1-2030	250,000	253,716
Teva Pharmaceutical Finance Netherlands III BV (Consumer, non- cyclical, Pharmaceuticals)	8.13	9-15-2031	250,000	286,786
Trivium Packaging Finance BV (Industrial, Packaging & containers)144A	8.25	7-15-2030	175,000	186,738
Trivium Packaging Finance BV (Industrial, Packaging & containers)144A	12.25	1-15-2031	230,000	251,668
VZ Secured Financing BV (Communications, Media)144A	5.00	1-15-2032	230,000	207,680
				1,186,588
Panama: 0.12%
Carnival Corp. (Consumer, cyclical, Leisure time)144A	5.75	8-1-2032	85,000	87,297
Carnival Corp. (Consumer, cyclical, Leisure time)144A	6.13	2-15-2033	250,000	257,177
				344,474
Singapore: 0.09%
Seagate Data Storage Technology Pte. Ltd. (Technology, Computers)144A	8.50	7-15-2031	250,000	264,548
Switzerland: 0.20%
UBS Group AG (5 Year Treasury Constant Maturity+3.40%) (Financial, Banks)144Aʊ±	4.88	2-12-2027	145,000	144,471
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+3.24%) (Financial, Banks)144Aʊ±	6.63	1-8-2031	295,000	296,653
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Consumer, cyclical, Airlines)144A	6.38	2-1-2030	150,000	142,315
				583,439
United Kingdom: 0.24%
Virgin Media Finance PLC (Communications, Media)144A	5.00	7-15-2030	120,000	104,852
Virgin Media Secured Finance PLC (Communications, Media)144A	4.50	8-15-2030	315,000	291,000
Zegona Finance PLC (Communications, Telecommunications)144A	8.63	7-15-2029	269,000	283,589
				679,441
See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 13

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States: 0.10%
Global Aircraft Leasing Co. Ltd. (Financial, Diversified financial services)144A	8.75%	9-1-2027	$265,000	$274,310
Total yankee corporate bonds and notes (Cost $8,552,967)				8,701,209

		Yield	Shares
Short-term investments: 1.45%
Investment companies: 1.45%
Allspring Government Money Market Fund Select Class♠∞##		3.63	4,194,394	4,194,394
Total short-term investments (Cost $4,194,394)				4,194,394
Total investments in securities (Cost $246,373,818)	116.22%			335,669,911
Other assets and liabilities, net	(16.22)			(46,842,601)
Total net assets	100.00%			$288,827,310

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
†	Non-income-earning security
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held a restricted security with current value of $211,869 (original cost of $81,126), representing 0.07% of its net assets as of period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
%%	The security is purchased on a when-issued basis.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$5,417,110	$31,193,952	$(32,416,668)	$0	$0	$4,194,394	4,194,394	$39,112
See accompanying notes to portfolio of investments
14 | Allspring Global Dividend Opportunity Fund

Portfolio of investments—January 31, 2026 (unaudited)

Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call
iShares MSCI EAFE ETF	Morgan Stanley Co.	(60)	$(579,000)	$96.50	2-6-2026	$(26,580)
iShares MSCI EAFE ETF	Morgan Stanley Co.	(349)	(3,210,800)	92.00	2-20-2026	(324,570)
iShares MSCI EAFE ETF	Morgan Stanley Co.	(321)	(3,113,700)	97.00	2-20-2026	(142,363)
iShares MSCI EAFE ETF	Morgan Stanley Co.	(137)	(1,370,000)	100.00	2-27-2026	(35,004)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(1,259)	(7,554,000)	60.00	2-6-2026	(39,029)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(1,284)	(7,639,800)	59.50	2-20-2026	(122,622)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(2,843)	(16,631,550)	58.50	2-20-2026	(432,136)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(725)	(4,458,750)	61.50	2-20-2026	(19,938)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(688)	(4,334,400)	63.00	2-27-2026	(11,008)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(1,098)	(6,917,400)	63.00	3-20-2026	(42,822)
Russell 2000 Index	Morgan Stanley Co.	(22)	(6,149,000)	2,795.00	2-6-2026	(880)
Russell 2000 Index	Morgan Stanley Co.	(64)	(18,144,000)	2,835.00	2-13-2026	(5,440)
Russell 2000 Index	Morgan Stanley Co.	(40)	(11,460,000)	2,865.00	2-20-2026	(4,700)
Russell 2000 Index	Morgan Stanley Co.	(66)	(18,612,000)	2,820.00	2-27-2026	(31,350)
Russell 2000 Index	Morgan Stanley Co.	(35)	(9,782,500)	2,795.00	2-27-2026	(24,675)
S&P 500 Index	Morgan Stanley Co.	(12)	(7,896,000)	6,580.00	2-6-2026	(438,360)
S&P 500 Index	Morgan Stanley Co.	(5)	(3,415,000)	6,830.00	2-6-2026	(67,975)
S&P 500 Index	Morgan Stanley Co.	(5)	(3,415,000)	6,830.00	2-13-2026	(78,550)
S&P 500 Index	Morgan Stanley Co.	(1)	(672,000)	6,720.00	2-20-2026	(26,425)
S&P 500 Index	Morgan Stanley Co.	(2)	(1,364,000)	6,820.00	2-27-2026	(40,050)
S&P 500 Index	Morgan Stanley Co.	(2)	(1,322,000)	6,610.00	4-17-2026	(92,370)
						$(2,006,847)
See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 15

Notes to portfolio of investments—January 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2026, such fair value pricing was not used in pricing foreign securities.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
16 | Allspring Global Dividend Opportunity Fund

Notes to portfolio of investments—January 31, 2026 (unaudited)
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
The Fund may sell a security it does not own as a result of an exercised written call option. The Fund records the proceeds as a liability which is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Any interest or dividends accrued on such securities during the period are recorded as an expense on the Statement of operations. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received.
The Fund may also purchase call or put options. Premiums paid are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Global Dividend Opportunity Fund | 17

Notes to portfolio of investments—January 31, 2026 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$143,580	$0	$143,580
Common stocks
Australia	2,922,565	0	0	2,922,565
Brazil	3,789,034	0	0	3,789,034
Canada	6,603,472	0	0	6,603,472
China	7,963,425	0	0	7,963,425
France	11,550,861	0	0	11,550,861
Germany	8,198,989	0	0	8,198,989
Ireland	5,655,262	0	0	5,655,262
Israel	3,099,100	0	0	3,099,100
Italy	3,277,742	0	0	3,277,742
Japan	10,689,098	0	0	10,689,098
Netherlands	5,913,077	0	0	5,913,077
Singapore	3,225,030	0	0	3,225,030
South Korea	5,569,999	0	0	5,569,999
Spain	4,539,615	0	0	4,539,615
Switzerland	2,714,151	0	0	2,714,151
Taiwan	6,778,464	0	0	6,778,464
United Kingdom	9,607,487	0	0	9,607,487
United States	169,117,981	309,335	0	169,427,316
Corporate bonds and notes	0	44,994,916	0	44,994,916
Loans	0	1,986,887	0	1,986,887
Preferred stocks
Brazil	3,535,488	0	0	3,535,488
United States	0	588,750	0	588,750
Yankee corporate bonds and notes	0	8,701,209	0	8,701,209
Short-term investments
Investment companies	4,194,394	0	0	4,194,394
Total assets	$278,945,234	$56,724,677	$0	$335,669,911
Liabilities
Written options	$2,006,847	$0	$0	$2,006,847
Total liabilities	$2,006,847	$0	$0	$2,006,847
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At January 31, 2026, the Fund had no material transfers into/out of Level 3.
18 | Allspring Global Dividend Opportunity Fund